Organization and Description of Business	12 Months Ended
Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

CLPS Incorporation ("CLPS" or the "Company"), is a company that was established under the laws of the Cayman Islands on May 11, 2017 as a holding company. The Company, through its subsidiaries, designs, builds, and delivers IT services, solutions and product services. The Company customizes its services to specific industries with customer service teams typically based on-site at the customer locations. The Company's solutions enable its clients to meet the changing demands in an increasingly global, internet-driven, and competitive marketplace. Mr. Xiao Feng Yang, the Company's Chairman of the Board, together with Mr. Raymond Ming Hui Lin, the Company's Chief Executive Officer ("CEO") are the controlling shareholders of the Company (the "controlling shareholder"). On June 8, 2018, the Company completed its initial public offering ("IPO") on the Nasdaq Capital Market (Note 19).

Reorganization

A reorganization of the Company's legal structure was completed on November 2, 2017. The reorganization involved the incorporation of CLPS, a Cayman Islands holding company; Qinheng Co., Limited ("Qinheng") and Qiner Co., Limited ("Qiner"), two holding companies established in Hong Kong, and Shanghai Qincheng Information Technology Co., Ltd. ("CLPS QC" or "WOFE") established in the People's Republic of China ("PRC"); and the transfer of ChinaLink Professional Service Co., Ltd. ("CLPS Shanghai") from the controlling shareholders to CLPS QC. After the reorganization, CLPS owns 100% equity interests of the entities mentioned above. On December 7, 2017, the Board of Directors approved an amendment of the article association of CLPS and a nominal share issuance to the existing shareholders. As a result, the existing shareholders own the same percentage of ownership in CLPS as their ownership interests in CLPS Shanghai prior to the reorganization.

CLIVST is a subsidiary of Qinheng. FDT-CL, a former subsidiary of Qinheng ceased operation and deregistered on March 15, 2019. JQ Technology Co., Limited ("JQ") and JIALIN Technology Limited ("JL") were subsidiaries of Qiner beginning from October 17, 2017 and were sold in November, 2018. CLPS Dalian Co., Ltd. ("CLPS Dalian"), CLPS Ruicheng Co., Ltd. ("CLPS RC"), CLPS Beijing Hengtong Co., Ltd. ("CLPS Beijing"), CLPS Technology (Singapore) Pte. Ltd. ("CLPS SG"), CLPS Ridik Technology (Australia) Pty Ltd. ("CLPS Ridik AU"), CLPS Technology (Hong Kong) Co., Limited ("CLPS Hong Kong"), Judge (Shanghai) Co., Ltd ("Judge China"), Judge (Shanghai) Human Resource Co., Ltd ("Judge HR"), CLPS Shenzhen Co., Ltd. ("CLPS Shenzhen") and CLPS Guangzhou Co., Ltd. ("CLPS Guangzhou") are all subsidiaries of CLPS Shanghai.

Since the Company and its subsidiaries are controlled by the same group of shareholders before and after the reorganization, the aforementioned transactions were accounted for as a recapitalization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the consolidated financial statements.

Details of the subsidiaries of the Company are set out below:

Name of Entity	Date of Incorporation/ Acquisition	Place of Incorporation	% of Equity Ownership	Principal Activities
Qiner Co., Limited ("Qiner")	Incorporated on April 21, 2017	Hong Kong, China	100%	Holding Company
Qinheng Co., Limited ("Qinheng")	Incorporated on June 9, 2017	Hong Kong, China	100%	Holding Company
CLIVST Ltd. ("CLIVST")	Incorporated on July 25, 2017	British Virgin Islands	100%	Holding Company
Shanghai Qincheng Information Technology Co., Ltd. ("CLPS QC" or "WOFE")	Incorporated on August 4, 2017	Shanghai, China	100%	Holding Company
ChinaLink Professional Service Co., Ltd. ("CLPS Shanghai")	Incorporated on August 30, 2005	Shanghai, China	100%	Software development
CLPS Dalian Co., Ltd. ("CLPS Dalian")	Incorporated on May 25, 2011	Dalian, China	100%	Software development
CLPS Ruicheng Co., Ltd. ("CLPS RC")	Incorporated on June 26, 2013	Shanghai, China	100%	Software development
CLPS Beijing Hengtong Co., Ltd ("CLPS Beijing")	Incorporated on March 30, 2015	Beijing, China	100%	Software development
CLPS Technology (Singapore) Pte. Ltd. ("CLPS SG")	Incorporated on August 18, 2015	Singapore	100%	Software development
CLPS-Ridik Technology (Australia) Pty Ltd. (formerly CLPS Technology (Australia) Pty Ltd.) ("CLPS-Ridik AU")	Incorporated on November 10, 2015	Australia	100%	Software development
CLPS Technology (Hong Kong) Co., Limited ("CLPS Hong Kong")	Incorporated on January 7, 2016	Hong Kong, China	100%	Software development
Judge (Shanghai) Co., Ltd. ("Judge China")	Acquired on November 9, 2016	Shanghai, China	60%	Software development
Judge (Shanghai) Human Resource Co., Ltd. ("Judge HR")	Acquired on November 9, 2016	Shanghai, China	42%	Software development
CLPS Shenzhen Co., Ltd. ("CLPS Shenzhen")	Incorporated on April 7, 2017	Shenzhen, China	100%	Software development
CLPS Guangzhou Co., Ltd. ("CLPS Guangzhou")	Incorporated on September 27, 2017	Guangzhou, China	100%	Software development
CLPS Technology (US) Ltd. ("CLPS US")	Incorporated on June 5, 2018	Delaware, USA	100%	Software development
Infogain Solutions PTE. Ltd. ("Infogain")	Acquired on August 20, 2018	Singapore	80%	Software development
Tianjin Huanyu Qinshang Network Technology Co., Ltd. ("Huanyu")	Acquired on May 24, 2019	Tianjin, China	100%	Network technology
CLPS Hangzhou Co. Ltd. ("CLPS Hangzhou")	Incorporated on July 31, 2019	Hangzhou, China	100%	Software development
CLPS Technology Japan ("CLPS Japan")	Incorporated on September 13, 2019	Japan	100%	Software development
Ridik Pte. Ltd. ("Ridik Pte.")	Acquired on September 26, 2019	Singapore	80%	Software development
Ridik Sdn. Bhd. ("Ridik Sdn.")	Acquired on September 26, 2019	Malaysia	80%	Software development
Ridik Software Solutions Pte. Ltd. ("Ridik Software Pte.")	Acquired on September 26, 2019	Singapore	80%	Software development
Ridik Software Solutions Ltd. ("Ridik Software")	Acquired on September 26, 2019	UK	80%	Software development
Suzhou Ridik Information Technology Co., Ltd. ("Suzhou Ridik")	Incorporated on October 18, 2019	Suzhou, China	80%	Software development
Qinson Credit Card Services Limited ("Qinson")	Incorporated on December 31, 2019	Hong Kong, China	100%	Software development
CLPS Technology (California) Inc. ("CLPS California")	Incorporated on January 2, 2020	California, USA	100%	Software development
Ridik Consulting Private Limited ("Ridik Consulting")	Acquired on January 6, 2020	India	80%	Software development